Supplementary Cash Flow Information Supplemental Cashflow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (notes 9 and 19)	$ 235,973	$ 348,785	$ 376,563	$ 353,241
Restricted cash – current (note 19)	11,323	11,144	15,916	56,777
Restricted cash – non-current (note 19)	40,328	45,961	50,068	44,849
Cash, cash equivalents, restricted cash and restricted cash equivalents	287,624	405,890	442,547	456,325
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents (notes 9 and 19)	0	0	0	1,121
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 0	$ 337